Income Tax Expenses - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets net operating loss carry forwards	$ 0	$ 0
Unrecognised deferred tax assets description	As of March 31, 2026 and 2025, there were no net operating losses carried forward and thus no deferred tax assets are recognized, as investment holding company in Singapore cannot carry forward any unutilized losses to set-off the income of future Years of Assessment.